TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2021
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
32	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a)
The Group’s consolidated financial statements at December 31, 2021 and 2020 include transactions with related companies, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)	The following table presents the main transactions and balances with related parties and individuals as of December 31, 2021 and 2020:

	2021	2020
	S/(000)	S/(000)
Statement of financial position -
Direct loans	1,848,299	1,909,516
Investments (i)	871,779	1,165,661
Deposits (ii)	(768,564)	(1,582,412)
Derivatives at fair value	2,325	4,408

(i)
During the year 2021, the balance includes mainly S/183.3 million of corporate bonds, S/178.6 million of corporate bonds issued by Cementos Pacasmayo S.A., S/137.7 million of shares of Alicorp S.A.A. and S/184.8 million of shares of Inversiones Centenario. The decrease in the balance corresponds mainly to the fluctuation that negatively affected the investments in shares of Inversiones Centenario and Alicorp S.A.A.A.
During the year 2020, the balance mainly includes S/208.2 million of corporate bonds and S/120.9 million of Alicorp S.A.A. shares, S174.4 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/196.5 million of Inversiones Centenario shares.

(ii)
Corresponds to deposits from legal entities and individuals. As of December 31, 2021 and 2020, the balance corresponds mainly to Inversiones Piuranas S.A., Cementos Pacasmayo S.A.A. and Grupo Piurano de Inversiones S.A. and the decrease in deposits in 2021 with respect to 2020 is due to the fact that these entities carried out fewer operations.

	2021	2020
	S/(000)	S/(000)
Statement of income
Interest income related to loans	39,603	57,373
Interest expenses related to deposits	(16,236)	(17,212)
Other income	10,243	24,411

Off-balance sheet
Indirect loans	459,562	431,089

The decrease in interest accrued on loans is mainly due to the fact that the loans for the 2021 period have already matured and been cancelled. Likewise, the decrease in deposits and interest expense decreased in the same proportion as a result of entities withdrawing loans received as demand deposits. Finally, as a result of the decrease in the operations of related entities, the variation in other income is evidenced mainly by the entity Inversiones Centenario S.A.A.A.

c)
All transactions with related parties are made in accordance with normal market conditions available to other customers. At December 31, 2021 and 2020, direct loans to related companies are secured by collateral, had maturities between January 2022 an March 2029, at an annual soles average interest rate of 6.37 percent and at an annual foreign currency average interest rate of 4.03 percent (as of December 31, 2020, maturities between January 2021 an March 2036, at an annual soles average interest rate of 5.33 percent and at an annual foreign currency average interest rate of 4.45 percent). Also, as of December 31, 2021 and December 31, 2020, the Group maintains an allowance for loan losses for related parties amounting to S/23.4 million and S/9.1 million, respectively.

d)
At December 31, 2021 and 2020, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. At December 31, 2021 and 2020, direct loans to employees, directors, key management and family members amounted to S/1,054.7 million and S/1,062.1 million, respectively; they are repaid monthly and earn interest at market rates.

e)	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2021 and 2020 was as follows:

	2021	2020
	S/(000)	S/(000)

Director’s compensation	6,862	6,106
Senior Management Compensation:
Remuneration	45,164	32,396
Stock awards vested	10,351	22,756
Total	62,377	61,258

f)	As of December 31, 2021 and 2020 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2021	2020
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars (i)	588,330	427,012
Bolivianos	157,332	138,887
Colombian pesos	78,773	67,284
Soles(ii)	45,741	117,177
Chilean pesos	2,140	1,522
Total	872,316	751,882

Restricted mutual funds, Note 6(a)(iv)	365,954	436,881

(i)	The increase in the balance corresponds mainly to the purchase of new participations in mutual funds managed by Credicorp Capital Asset Management.

(ii)	The decrease in soles currency in the year 2021 with respect to 2020 is due to the redemption of participation quotas in mutual funds managed by Credicorp Capital S.A. S.A.F.